JPMorgan SmartRetirement 2055 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.73%	9.23%
S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.32%	9.12%		8.85%
JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.03%	8.86%		8.65%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.85%	8.15%		7.59%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.23%	6.65%		6.33%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.43%	6.10%		5.80%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	14.11%	8.43%		7.86%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.40%	8.69%		8.09%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.59%	8.86%		8.26%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.69%	8.97%		8.36%